Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS International Growth VIP

	Shares	Value ($)
Common Stocks 97.9%
Argentina 1.7%
Globant SA* (a)	3,442	245,759
Grupo Supervielle SA (ADR)	3,900	23,712
(Cost $239,527)		269,471
Brazil 0.5%
Pagseguro Digital Ltd. "A"* (a) (Cost $70,885)	2,615	78,058
Canada 9.9%
Agnico Eagle Mines Ltd.	4,850	210,862
Alimentation Couche-Tard, Inc. "B"	4,081	240,398
Brookfield Asset Management, Inc. "A"	9,386	437,290
Canada Goose Holdings, Inc.*	3,086	148,209
Canadian National Railway Co.	2,508	224,516
Gildan Activewear, Inc.	2,315	83,239
Toronto-Dominion Bank	4,295	233,078
(Cost $1,038,892)		1,577,592
China 8.0%
Alibaba Group Holding Ltd. (ADR)*	1,500	273,675
Minth Group Ltd.	26,870	85,038
Momo, Inc. (ADR)*	3,200	122,368
New Oriental Education & Technology Group, Inc. (ADR)*	1,270	114,414
Ping An Healthcare and Technology Co., Ltd. 144A*	2,100	11,893
Ping An Insurance (Group) Co. of China Ltd. "H"	34,000	382,951
Tencent Holdings Ltd.	6,200	286,279
(Cost $914,064)		1,276,618
Denmark 0.7%
Chr Hansen Holding AS (Cost $100,652)	1,148	116,156
Finland 1.1%
Sampo Oyj "A" (Cost $183,782)	3,765	170,928
France 12.1%
Airbus SE	1,186	157,330
Capgemini SE	2,140	259,815
EssilorLuxottica SA	1,213	132,530
LVMH Moet Hennessy Louis Vuitton SE	950	349,732
SMCP SA 144A* (b)	7,900	137,663
Teleperformance	1,174	211,367
Total SA	4,716	262,261
VINCI SA	2,630	256,228
Vivendi SA	5,950	172,527
(Cost $1,793,255)		1,939,453
Germany 12.2%
adidas AG	487	118,595
Allianz SE (Registered)	1,125	250,912
BASF SE	2,275	167,707
Continental AG	687	103,452
Deutsche Boerse AG	2,693	345,938
Deutsche Post AG (Registered)	3,700	120,500
Evonik Industries AG	6,810	186,411
Fresenius Medical Care AG & Co. KGaA	3,000	242,775
LANXESS AG	2,149	115,103
SAP SE	1,621	187,661
Siemens AG (Registered)	1,000	107,754
(Cost $2,088,996)		1,946,808
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $51,080)	21,597	145,845
Ireland 1.4%
Kerry Group PLC "A" (Cost $131,801)	1,955	218,521
Japan 10.9%
Daikin Industries Ltd.	2,400	281,769
FANUC Corp.	400	68,273
Fast Retailing Co., Ltd.	500	235,221
Hoya Corp.	3,800	251,513
Kao Corp.	1,500	118,372
Keyence Corp.	400	249,762
Komatsu Ltd.	3,500	81,416
MISUMI Group, Inc.	4,911	122,412
Mitsubishi UFJ Financial Group, Inc.	36,600	181,303
Pigeon Corp.	3,700	151,748
(Cost $1,712,949)		1,741,789
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $253,931)	5,868	231,136
Luxembourg 1.2%
Eurofins Scientific (b) (Cost $135,670)	460	190,756
Macau 1.0%
Sands China Ltd. (Cost $163,702)	30,800	155,221
Malaysia 1.0%
IHH Healthcare Bhd. (Cost $154,924)	111,500	157,769
Netherlands 3.7%
Adyen NV 144A*	11	8,646
ASML Holding NV	700	131,834
Core Laboratories NV (a)	755	52,042
ING Groep NV	15,743	190,838
Koninklijke Philips NV	5,000	204,247
(Cost $630,862)		587,607
Norway 0.6%
Mowi ASA (Cost $46,840)	4,065	90,947
Singapore 2.2%
DBS Group Holdings Ltd. (Cost $305,399)	19,100	356,583
South Africa 1.1%
Naspers Ltd. "N" (Cost $167,905)	745	172,350
Sweden 3.3%
Assa Abloy AB "B"	6,440	139,189
Hexagon AB "B"	1,750	91,527
Nobina AB 144A	21,995	141,837
Spotify Technology SA* (a)	1,150	159,620
(Cost $507,057)		532,173
Switzerland 8.8%
Julius Baer Group Ltd.*	2,470	99,872
Lonza Group AG (Registered)*	1,538	478,788
Nestle SA (Registered)	3,349	319,349
Novartis AG (Registered)	3,078	296,548
Roche Holding AG (Genusschein)	783	216,324
(Cost $1,034,277)		1,410,881
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $127,110)	21,000	167,970
United Kingdom 6.6%
Clinigen Healthcare Ltd.*	9,300	112,301
Compass Group PLC	6,790	159,607
Experian PLC	13,989	379,201
Farfetch Ltd. "A"* (a)	1,600	43,056
Halma PLC	6,129	133,607
Prudential PLC	11,150	223,420
(Cost $857,273)		1,051,192
United States 6.5%
Activision Blizzard, Inc.	2,482	113,006
EPAM Systems, Inc.*	1,310	221,560
Marsh & McLennan Companies, Inc.	1,860	174,654
MasterCard, Inc. "A"	780	183,651
NVIDIA Corp.	673	120,844
Schlumberger Ltd.	2,500	108,925
Thermo Fisher Scientific, Inc.	429	117,426
(Cost $652,869)		1,040,066
Total Common Stocks (Cost $13,363,702)		15,625,890
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (c)	924	39
Parrot SA Expiration Date 12/22/2022* (c)	924	41
Total Warrants (Cost $0)		80
Preferred Stocks 0.1%
United States
Providence Service Corp. (c) (Cost $13,600)	136	22,719
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.47% (d) (Cost $164,225)	164,225	164,225
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,541,527)	99.0	15,812,914
Other Assets and Liabilities, Net	1.0	154,254
Net Assets	100.0	15,967,168

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (d) (e)
156,436		156,436 (f)	—	—	1,619	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.47% (d)
148,953	801,960	786,688	—	—	856	—	164,225	164,225
305,389	801,960	943,124	—	—	2,475	—	164,225	164,225

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $335,788, which is 2.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash collateral having a value of $335,788.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At March 31, 2019 the DWS International Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	3,071,479	20%
Consumer Discretionary	2,457,847	16%
Information Technology	2,311,910	15%
Health Care	2,303,059	15%
Industrials	2,291,792	14%
Consumer Staples	1,139,335	7%
Communication Services	853,800	5%
Materials	796,239	5%
Energy	423,228	3%
Total	15,648,689	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$269,471	$—	$—	$269,471
Brazil	78,058	—	—	78,058
Canada	1,577,592	—	—	1,577,592
China	510,457	766,161	—	1,276,618
Denmark	—	116,156	—	116,156
Finland	—	170,928	—	170,928
France	—	1,939,453	—	1,939,453
Germany	—	1,946,808	—	1,946,808
Hong Kong	—	145,845	—	145,845
Ireland	—	218,521	—	218,521
Japan	—	1,741,789	—	1,741,789
Korea	—	231,136	—	231,136
Luxembourg	—	190,756	—	190,756
Macau	—	155,221	—	155,221
Malaysia	—	157,769	—	157,769
Netherlands	52,042	535,565	—	587,607
Norway	—	90,947	—	90,947
Singapore	—	356,583	—	356,583
South Africa	—	172,350	—	172,350
Sweden	159,620	372,553	—	532,173
Switzerland	—	1,410,881	—	1,410,881
Taiwan	—	167,970	—	167,970
United Kingdom	43,056	1,008,136	—	1,051,192
United States	1,040,066	—	—	1,040,066
Warrants (g)	—	—	80	80
Preferred Stocks (g)	—	—	22,719	22,719
Short-Term Investments (g)	164,225	—	—	164,225
Total	$3,894,587	$11,895,528	$22,799	$15,812,914

(g)	See Investment Portfolio for additional detailed categorizations.